Income Taxes - Summary of Income Tax (Recovery) Expense (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Deferred income tax expense	$ 702,327	$ 932,283